UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 29, 2003

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	$69,695

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      296    10000 SH       SOLE                    10000
Williams conv. pfd. stock                       969457886      508    54400 SH       SOLE                    54400
AT&T                           COM              001957109      179    11078 SH       SOLE                    11078
AT&T Wireless Services, Inc.   COM              00209A106      418    63347 SH       SOLE                    63347
Agere Class B                  COM              00845V209      113    75007 SH       SOLE                    75007
Allied Capital                 COM              01903Q108     1528    76500 SH       SOLE                    76500
Amer. Express                  COM              025816109     2650    79750 SH       SOLE                    79750
Barr Laboratories Inc.         COM              068306109     5741   100726 SH       SOLE                   100726
Baxter International           COM              071813109      466    25000 SH       SOLE                    25000
Best Buy Company Inc           COM              086516101     1348    50000 SH       SOLE                    50000
Boeing Company                 COM              097023105      737    29400 SH       SOLE                    29400
Bristol Myers Squibb           COM              110122108     1377    65168 SH       SOLE                    65168
CIT Group                      COM              125581108     1074    63700 SH       SOLE                    63700
Cendant                        COM              151313103     1483   116800 SH       SOLE                   116800
Ciber                          COM              17163B102      383    80500 SH       SOLE                    80500
Citigroup Inc.                 COM              172967101     2838    82387 SH       SOLE                    82387
Comcast Corp Cl A              COM              200300101      505    17657 SH       SOLE                    17657
Computer Sciences              COM              205363104     1644    50500 SH       SOLE                    50500
Concord, EFS                   COM              206197105      470    50000 SH       SOLE                    50000
Costco Whsl Corp New           COM              22160K105     2144    71400 SH       SOLE                    71400
Dow Chemical                   COM              260543103     1146    41500 SH       SOLE                    41500
Exxon Mobil Inc.               COM              30231G102     2451    70123 SH       SOLE                    70123
Freddie Mac                    COM              313400301     1651    31100 SH       SOLE                    31100
Gap Inc Del                    COM              364760108     1261    87000 SH       SOLE                    87000
General Electric               COM              369604103     2165    84910 SH       SOLE                    84910
General Motors Corp.           COM              370442105     1484    44148 SH       SOLE                    44148
Graftech Int'l LTD             COM              384313102      218    76500 SH       SOLE                    76500
Hartford  Fincl Srvcs          COM              45068H106     1461    41400 SH       SOLE                    41400
Hewlett Packard Co.            COM              428236103      515    33141 SH       SOLE                    33141
Home Depot                     COM              437076102     1586    65100 SH       SOLE                    65100
Honeywell International, Inc.  COM              438516106     1984    92887 SH       SOLE                    92887
Int Business Machine           COM              459200101     3560    45394 SH       SOLE                    45394
Intel Corp                     COM              458140100     1294    79471 SH       SOLE                    79471
J.P. Morgan & Comp.            COM              46625H100     1857    78323 SH       SOLE                    78323
Lucent Technologies Inc.       COM              549463107      801   544852 SH       SOLE                   544852
Marsh & McLennan Cos           COM              571748102      426    10000 SH       SOLE                    10000
Masco                          COM              574599106     2283   122600 SH       SOLE                   122600
Merck & Co.                    COM              589331107      441     8055 SH       SOLE                     8055
Micron Tech Inc                COM              595112103      939   115300 SH       SOLE                   115300
Motorola Inc.                  COM              620076109      776    93962 SH       SOLE                    93962
Pfizer Inc.                    COM              717081103     1923    61725 SH       SOLE                    61725
Storage Computer               COM              86211A101      263   797800 SH       SOLE                   797800
TXU Corp.                      COM              873168108      535    30000 SH       SOLE                    30000
Target Corporation             COM              87612E106      899    30732 SH       SOLE                    30732
Texas Instruments              COM              882508104     1590    97100 SH       SOLE                    97100
Tyco Intl Ltd New              COM              902124106     2073   161181 SH       SOLE                   161181
Unocal Corporation             COM              915289102     1334    50700 SH       SOLE                    50700
Vectren Corp.                  COM              92240G101      994    46200 SH       SOLE                    46200
Verizon Communications         COM              92343V104     2338    66146 SH       SOLE                    66146
Wells Fargo                    COM              949740104      220     4882 SH       SOLE                     4882
Williams Cos                   COM              969457100      944   206208 SH       SOLE                   206208
Xerox Corporation              COM              984121103     1228   141100 SH       SOLE                   141100
American Funds Euro Pacific Gr                  298706102      608 29305.760SH       SOLE                29305.760
ML Focus Twenty Fund Cl B                       59021P204       14 12828.000SH       SOLE                12828.000
Putnam International Voyager A                  746802859      529 42212.954SH       SOLE                42212.954